Accounts Receivable, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accounts Receivable, Net [Abstract]
Reversed credit losses	$ 2,654	$ (3,694)